VOYA SEPARATE PORTFOLIOS TRUST

Voya Emerging Markets Corporate Debt Fund

Voya Emerging Markets Hard Currency Debt Fund

Voya Emerging Markets Local Currency Debt Fund

 (each a “Fund” and collectively the “Funds”)

Supplement dated October 24, 2014

to each Fund’s Class P shares Prospectus (“Prospectus”)

dated July 31, 2014

Effective October 1, 2014, Jean-Dominique Bütikofer was added as a portfolio manager to the Funds.  Rob Turner was added as a portfolio manager to Voya Emerging Markets Corporate Debt Fund and Anil Katarya was removed as a portfolio manager to the Fund. The Funds’ Prospectus is hereby revised as follows:

Voya Emerging Markets Corporate Debt Fund

1.              The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Fund’s Prospectus, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Kurt Kringelis, CFA	Jean-Dominque Bütikofer, CFA
Portfolio Manager (since 04/13)	Portfolio Manager (since 10/14)
Rob Turner
Portfolio Manager (since 10/14)

Voya Emerging Markets Hard Currency Debt Fund

2.              The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Fund’s Prospectus, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Matthew Toms, CFA	Jean-Dominique Bütikofer, CFA
Portfolio Manager (since 05/13)	Portfolio Manager (since 10/14)

Voya Emerging Markets Local Currency Debt Fund

3.              The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Fund’s Prospectus, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Brian Timberlake, CFA	Jean-Dominique Bütikofer, CFA
Portfolio Manager (since 05/13)	Portfolio Manager (since 10/14)

4.              The sub-section entitled “Management of the Funds — Voya Investment Management Co. LLC” of the Funds’ Prospectus is hereby deleted in its entirety and replaced with the following:

Voya Investment Management Co. LLC (formerly, ING Investment Management Co. LLC)

Voya Investment Management Co. LLC (“Voya IM” or “Sub-Adviser”), a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. Voya IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM’s principal office is located at 230 Park Avenue, New York, New York 10169. As of June 30, 2014, Voya IM managed approximately $85 billion in assets.

Voya Emerging Markets Corporate Debt Fund

The following individuals are jointly responsible for the day-to-day management of Voya Emerging Markets Corporate Debt Fund.

Jean-Dominique Bütikofer, CFA, Portfolio Manager, is Head of Emerging Markets for Voya IM’s fixed-income team.  Mr. Bütikofer directs the investment strategy for Emerging Markets, including sovereign and corporate debt, macro analysis, country research, sovereign risk, currencies, local rates and asset allocation across sub asset-classes. Prior to joining Voya IM in 2014, he served as the head of emerging markets fixed income — macro, sovereign and currencies — for Union Bancaire Privee (UBP Investment Management) in Zurich (2006-2014).

Kurt Kringelis, CFA, Portfolio Manager, joined Voya IM in 1998 and is part of the credit team, specializing in investment-grade and high-yield securities. Prior to that, he was an associate portfolio manager with the high-yield group at Equitable Investment Services from 1995 to 1997.

Rob Turner, Portfolio Manager, is part of the emerging market corporate team at Voya IM. Prior to joining Voya IM in 2007, he was a credit analyst with Freddie Mac (2004-2007) where he analyzed mortgage purchase agreements.

Voya Emerging Markets Hard Currency Debt Fund

The following individuals are jointly responsible for the day-to-day management of Voya Emerging Markets Hard Currency Debt Fund.

Jean-Dominique Bütikofer, CFA, Portfolio Manager, is Head of Emerging Markets for Voya IM’s fixed-income team.  Mr. Bütikofer directs the investment strategy for Emerging Markets, including sovereign and corporate debt, macro analysis, country research, sovereign risk, currencies, local rates and asset allocation across sub asset-classes. Prior to joining Voya IM in 2014, he served as the head of emerging markets fixed income — macro, sovereign and currencies — for Union Bancaire Privee (UBP Investment Management) in Zurich (2006-2014).

Matthew Toms, CFA, Portfolio Manager, joined Voya IM in September, 2009 as Senior Vice President and Head of U.S. Public Fixed-Income Investments. In this role, Mr. Toms directly oversees the investment teams responsible for investment-grade corporate, high-yield corporate, structured product, and money market strategies for the general account as well as external client business; as well as ensures coordination of credit strategies across developed and emerging markets. Prior to joining Voya IM, Mr. Toms was employed by Calamos Investments from March, 2007 to September, 2009, where he established and grew their fixed-income business. From May, 2000 to March, 2007, Mr. Toms was employed by Northern Trust and Lincoln National in various different roles.

Voya Emerging Markets Local Currency Debt Fund

The following individuals are jointly responsible for the day-to-day management of Voya Emerging Markets Local Currency Debt Fund.

Jean-Dominique Bütikofer, CFA, Portfolio Manager, is Head of Emerging Markets for Voya IM’s fixed-income team.  Mr. Bütikofer directs the investment strategy for Emerging Markets, including sovereign and corporate debt, macro analysis, country research, sovereign risk, currencies, local rates and asset allocation across sub asset-classes. Prior to joining Voya IM in 2014, he served as the head of emerging markets fixed income — macro, sovereign and currencies — for Union Bancaire Privee (UBP Investment Management) in Zurich (2006-2014).

Brian Timberlake, CFA, Portfolio Manager, is currently Head of Fixed Income Research. Prior to this position, Mr. Timberlake was Head of Quantitative Research and before that, a Senior Quantitative Analyst. He joined Voya IM in 2003.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA SEPARATE PORTFOLIOS TRUST

Voya Emerging Markets Corporate Debt Fund

Voya Emerging Markets Hard Currency Debt Fund

Voya Emerging Markets Local Currency Debt Fund

 (the “Funds”)

Supplement dated October 24, 2014

to the Funds’ Class P shares Statement of Additional Information (“SAI”)

dated July 31, 2014

Effective October 1, 2014, Jean-Dominique Bütikofer was added as a portfolio manager of the Funds. Rob Turner was added as a portfolio manager to Voya Emerging Markets Corporate Debt Fund and Anil Katarya was removed as a portfolio manager to the Fund.  The Funds’ SAI is hereby revised as follows:

The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers” in the Funds’ SAIs are hereby revised to include the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jean-Dominique Bütikofer(1)	0	$0	0	$0	0	$0
Rob Turner(1)	0	$0	0	$0	0	$0

(1)           As of September 30, 2014.

Ownership of Securities

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Jean-Dominique Bütikofer(1)	Voya Emerging Markets Corporate Debt Fund	None
	Voya Emerging Markets Hard Currency Debt Fund	None
	Voya Emerging Markets Local Currency Debt Fund	None
Rob Turner(1)	Voya Emerging Markets Corporate Debt Fund	None

(1)           As of September 30, 2014.

In addition to the investments shown in the table above, certain portfolio managers may be required to defer a portion of their compensation into in an account that tracks the performance of investment options, including certain Voya funds, chosen by the portfolio manager as part of their participation in Voya IM’s deferred compensation plan and other targeted compensation programs. This deferral does not cause any purchase or sale of Fund shares, but the NAV of the applicable Fund shares will be used as a measurement mechanism for determining the cash amount to be paid under applicable vesting provisions when the portfolio manager realizes his or her compensation.

The portfolio managers may have also allocated a portion of their deferral to another investment option which tracks the performance of a Fund that they do not manage. However, only the amount that a portfolio manager has allocated to an investment option that tracks the performance of a Fund that they manage is shown. The table below shows how much certain portfolio managers have allocated to an investment option that tracks the performance of a Fund that they manage as of Sept. 30, 2014.

Ownership of Securities

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Rob Turner(1)	Voya Emerging Markets Corporate Debt Fund	$1 - $10,000

(1)                                 As of September 30, 2014.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE